Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized	170,000,000	170,000,000	170,000,000
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	58,504,541	43,272,728	36,496,998
Common stock, shares outstanding	58,504,541	43,272,728	36,496,998
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0